Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway International Small Cap Fund

Institutional Class (CIISX)

Investor Class (CVISX)

Causeway Concentrated Equity Fund

Institutional Class (CCENX)

Investor Class (CCEVX)

SUPPLEMENT DATED JUNE 30, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 27, 2022

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION. CAPITALIZED TERMS NOT DEFINED HEREIN ARE AS DEFINED IN THE STATEMENT OF ADDITIONAL INFORMATION.

Effective as of July 1, 2022, the expense limit agreement for each Fund has been revised to exclude tax reclaim-related fees and expenses from the expense limit agreement.

Accordingly, the second through seventh paragraphs under “Management of the Fund – Advisory Arrangements” are superseded and replaced in their entirety with the following:

The Investment Adviser receives for its services to the International Value Fund a monthly fee at an annual rate of 0.80% of the International Value Fund’s average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the International Value Fund for each day during the month. Pursuant to an expense limit agreement, dated July 1, 2022, the Investment Adviser has agreed to limit the International Value Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the International Value Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) to 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2024. Prior to July 1, 2020, the limit was 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares. Since shareholder service fees are excluded from the expense limit, net Investor Class expenses will normally be higher than net Institutional Class expenses. For the fiscal year ended September 30, 2021, the International Value Fund paid the Investment Adviser an advisory fee of $45,886,025, of which $2,104,458 was waived; for the fiscal year ended September 30, 2020, the International Value Fund paid the Investment Adviser an advisory fee of $45,802,766 , of which $289,165 was waived; and for the fiscal year ended September 30, 2019, the International Value Fund paid the Investment Adviser an advisory fee of $56,417,810, none of which was waived. Under the expense limit agreement, the Investment Adviser may not assert any right to reimbursement.

The Investment Adviser receives for its services to the Global Value Fund a monthly fee at an annual rate of 0.80% of the Global Value Fund’s average daily net assets. As of August 1, 2012, the advisory fee was reduced from 0.85% of the Global Value Fund’s average daily net assets to its current rate. For purposes of the calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the Global Value Fund for each day during the month. Pursuant to an expense limit agreement, dated July 1, 2022, the Investment Adviser has agreed to limit the Global Value Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Global Value Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) to 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2024. Prior to July 1, 2020, the limit was 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares. Since shareholder service fees are excluded from the expense limit, net Investor Class expenses will normally be higher than net Institutional Class expenses. For the fiscal year ended September 30, 2021, the Investment Adviser earned from the Global Value Fund an advisory fee of $456,746, of which $214,222 was waived; for the fiscal year ended September 30, 2020, the Global Value Fund paid the Investment Adviser an advisory fee of $522,906, of which $159,230 was waived; and for the fiscal year ended September 30, 2019, the Investment Adviser earned from the Global Value Fund an advisory fee of $653,690, of which $20,850 was waived. Under the expense limit agreement, the Investment Adviser may not assert any right to reimbursement of any amounts waived or reimbursed.

The Investment Adviser receives for its services to the Emerging Markets Fund a monthly fee at an annual rate of 1.00% of the Emerging Markets Fund’s average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the Emerging Markets Fund for each day during the month. Pursuant to an expense limit agreement, dated July 1, 2022, the Investment Adviser has agreed to limit the Emerging Markets Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Emerging Markets Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) to 1.10% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2024. Prior to July 1, 2020, the limit was 1.35% of the average daily net assets of each of the Institutional Class and Investor

Class shares. Since shareholder service fees are excluded from the expense limit, net Investor Class expenses will normally be higher than net Institutional Class expenses. For the fiscal year ended September 30, 2021, the Emerging Markets Fund paid the Investment Adviser an advisory fee of $34,621,470, of which $291,653 was waived; for the fiscal year ended September 30, 2020, the Emerging Markets Fund paid the Investment Adviser an advisory fee of $35,009,920, none of which was waived; and for the fiscal year ended September 30, 2019, the Emerging Markets Fund paid the Investment Adviser an advisory fee of $42,367,045, none of which was waived. Under the expense limit agreement, the Investment Adviser may not assert any right to reimbursement of any amounts waived or reimbursed.

The Investment Adviser receives for its services to the International Opportunities Fund a monthly fee at an annual rate of 0.80% of the International Opportunities Fund’s average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the International Opportunities Fund for each day during the month. Pursuant to an expense limit agreement, dated July 1, 2022, the Investment Adviser has agreed to limit the International Opportunities Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the International Opportunities Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) to 0.95% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2024. Prior to July 1, 2020, the limit was 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares. Since shareholder service fees are excluded from the expense limit, net Investor Class expenses will normally be higher than net Institutional Class expenses. For the fiscal year ended September 30, 2021, the Investment Adviser earned from the International Opportunities Fund an advisory fee of $2,031,988, of which $110,184 was waived; for the fiscal year ended September 30, 2020, the Investment Adviser earned from the International Opportunities Fund an advisory fee of $1,531,517, of which $124,437 was waived; and for the fiscal year ended September 30, 2019, the Investment Adviser earned from the International Opportunities Fund an advisory fee of $1,401,639, of which $17,419 was waived. Under the expense limit agreement, the Investment Adviser may not assert any right to reimbursement of any amounts waived or reimbursed.

The Investment Adviser receives for its services to the International Small Cap Fund a monthly fee at an annual rate of 1.00% of the International Small Cap Fund’s average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the International Small Cap Fund for each day during the month. Pursuant to an expense limit agreement, dated July 1, 2022, the Investment Adviser has agreed to limit the International Small Cap Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the International Small Cap Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) to 1.10% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2024. Prior to July 1, 2020, the limit was 1.15% of the average daily net assets of each of the Institutional Class and Investor Class shares. Since shareholder service fees are excluded from the expense limit, net Investor Class expenses will normally be higher than net Institutional Class expenses. For the fiscal year ended September 30, 2021, the Investment Adviser earned from the International Small Cap Fund an advisory fee of $636,259, of which $237,350 was waived; for the fiscal year ended September 30, 2020, the Investment Adviser earned from the International Small Cap Fund an advisory fee of $740,863, of which $235,669 was waived; and for the fiscal year ended September 30, 2019, the Investment Adviser earned from the International Small Cap Fund an advisory fee of $556,353, of which $202,190 was waived. Under the expense limit agreement, the Investment Adviser may not assert any right to reimbursement of any amounts waived or reimbursed.

The Investment Adviser receives for its services to the Concentrated Equity Fund a monthly fee at an annual rate of 0.80% of the Fund’s average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the Fund for each day during the month. Pursuant to an expense limit agreement, dated July 1, 2022, the Investment Adviser has agreed to limit the Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) to 0.85% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2024. Since shareholder service fees are excluded from the expense limit, net Investor Class expenses will normally be higher than net Institutional Class expenses. For the fiscal period ended September 30, 2021, the Investment Adviser earned from the Concentrated Equity Fund an advisory fee of $35,527, all of which was waived and the Investment Adviser reimbursed the Concentrated Equity Fund $80,965. Under the expense limit agreement, the Investment Adviser may not assert any right to reimbursement of any amounts waived or reimbursed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-064-0100